Document and Entity Information	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	NUBURU, INC.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3690
Entity Tax Identification Number	85-1288435
Entity Address, Address Line One	44 Cook Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	303
Local Phone Number	780-7389
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001814215
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	44 Cook Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	303
Local Phone Number	780-7389
Contact Personnel Name	Alessandro Zamboni